SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In July 2026, the Company issued an aggregate of 3,358,131 additional common shares pursuant to the Company's DRIP and ATM, generating approximately $37 million.

In August 2026, the Company entered into additional agreements for the construction of three 7,000 CEU car carriers, with expected delivery in 2029. The aggregate contract price for these three car carriers is approximately $274.4 million. Together with the car carrier contracted prior to period end, the Company has four newbuilding car carriers, two of which have been agreed to be chartered on long-term charters to a major Asia-based car manufacturer. The remaining two newbuildings are expected to be chartered closer to their respective delivery dates.

On August 26, 2026, the Board of Directors of the Company declared a dividend of $0.22 per share which is payable in cash on or around September 22, 2026 to shareholders of record as of September 9, 2026.